Subsequent Events	6 Months Ended
Dec. 31, 2025
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

22. SUBSEQUENT EVENTS

An Extraordinary General Meeting of shareholders (the “Meeting”) of the Company convened on May 15, 2026. At the Meeting, the shareholders passed the resolutions set out below, which are deemed material and required to be disclosed in the consolidated financial statements:

i)	every 10 Ordinary Shares of par value US$0.01 each be consolidated into one Ordinary Share of par value US$0.1 each for all Class A, B and C ordinary shares;

ii)	the authorised share capital of the Company be increased from US$2,960,000 divided into 26,440,000 Class A Ordinary Shares of par value US$0.1 each, 3,060,000 Class B Ordinary Shares of par value US$0.1 each and 100,000 Class C Ordinary Shares of par value US$0.1 each, to US$29,600,000 divided into 264,400,000 Class A Ordinary Shares of par value US$0.1 each, 30,600,000 Class B Ordinary Shares of par value US$0.1 each and 1,000,000 Class C Ordinary Shares of par value US$0.1 each, by the creation of 237,960,000 Class A Ordinary Shares of par value US$0.1 each, 27,540,000 Class B Ordinary Shares of par value US$0.1 each and 900,000 Class C Ordinary Shares of par value US$0.1 each (the “Share Capital Increase”);

iii)	the authorised, issued, and outstanding Class A ordinary shares, Class B ordinary shares and Class C ordinary shares of the Company (collectively, the “Shares”) be consolidated at any one time or multiple times during a period of up to one year from the date of the Meeting, at the exact consolidation ratio and effective time as the Board may determine in its sole discretion, provided always that the accumulated consolidation ratio for all such share consolidation(s) (together, “Further Share Consolidations”, and each a “Further Share Consolidation”) shall not be less than 2:1 nor greater than 250:1, with such consolidated Shares having the same rights and being subject to the same restrictions (save as to par value) as the existing Shares of such class as set out in the Company’s memorandum and articles of association;

iv)	subject to and immediately following the Share Capital Increase being effected and each Further Share Consolidation being effected, the Company adopt amended and restated memorandum of association, in the form attached to the notice of meeting and proxy statement delivered to shareholders and dated April 24, 2026, in substitution for, and to the exclusion of, the Company’s existing memorandum of association, to reflect the Share Capital Increase.

As of June 8, 2026, the share consolidation or increase of share capital has not yet been completed.

The Company has evaluated subsequent events through the date the financial statements were available to be issued. Based on the review, the Company did not identify any material subsequent events except disclosed above that require disclosure in the accompanying financial statements.